i:\legal\sec.reg\edgar\24f2\24f2e2.doc
                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

NOTE: Fees were paid in conjunction with Form 24f-2 filing for File No.
                                2-92856

1.    Name and address of issuer:
                          First Variable Annuity Fund E
                          10 Post Office Square
                          Boston, MA 02109

2. Name of each series or class of funds for which this notice is filed:



3.    Investment Company Act File Number: 811-4092

      Securities Act File Number:   33-35749

4.    Last day of fiscal year for which this notice is filed: December
31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2's declaration:


6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                Number: 0           Amount: $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                Number: 0           Amount: $0

9. Number and aggregate sale price of securities sold during the fiscal year:

                Number: 45,745,869        Amount: $130,748,409

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                Number: 45,745,869        Amount: $130,748,409

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                Number: 0           Amount: $0

12. Calculation of registration fee ( registration filing fee paid with 2-92856 ):

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                               $    130,748,409
      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans from Item 11, if applicable):

                                               +         0
      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

                                               -    97,317,909
      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                               +         0
      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (I), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                    33,430,500
      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                               x    1/3,300
      (vii) Fee due [line (I) or line (v) multiplied by line (vi)]:

                                                    10,130
Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if from is being filed within 60 days after the close of the issuer's fiscal year. Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
      February 26, 1997

                               SIGNATURES
This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                     s/Arnold R. Bergman

                Arnold R. Bergman, Vice President Legal & Administration

Date:  February 27, 1997

   *Please print the name and title of the signing officer below the signature

February 27, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   First Variable Annuity Fund E (1940 Act No. 811-4092)
      1933 Act File Nos. 2-92856, 33-35749, 33-86738 and 333-12197

Dear Sir/Madam:

In my capacity as chief legal officer of First Variable Life Insurance Company, I have served as counsel to First Variable Annuity Fund E regarding variable annuity contracts issued by First Variable Annuity Fund E. I have examined the Articles of Incorporation and By-Laws of First Variable Life Insurance Company, the variable annuity contract forms and such other records as I have deemed necessary in connection with the rendering of this opinion.

Based upon the foregoing and having regard for legal consideration as I have deemed relevant, I am of the opinion that the variable annuity contracts issued in 1996 by First Variable Annuity Fund E were legally issued and represent binding obligations of the depositor.

This opinion speaks only as of the date hereof and I expressly disclaim any obligation to update it for any change in the law or facts occurring subsequent to the date hereof.

Very truly yours,

s/Arnold R. Bergman
Arnold R. Bergman
Vice President,  Legal* & Administration
Corporate Secretary





*Admitted in NY